Annual Operating Expenses - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio - Select Construction and Housing Portfolio
Apr. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%